DAVID JONES & ASSOC., P.C.

      Law Firm

395 Sawdust, # 2148 The Woodlands, TX 77380	F (281) 702-2137 P (877) 639-0675

April 19, 2010

Securities and Exchange Commission

VIA EDGAR

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20548

Attn:  Division of Investment Management

Re:

The Penn Street Fund, Inc., File Nos. 811-09078 and 033-95102

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(b) promulgated under the Securities Act of 1993, as amended we are, on behalf of the Penn Street Fund, Inc. ("Registrant"), filing Post-Effective Amendment # 24 (“PEA#24”) to Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 for immediate effectiveness.  This transmission contains conformed signature pages, the manually signed originals of which are maintained at the Registrant's main office.

This PEA#24 is being filed for the purpose of responding to the staff's comments to Registrant's post-effective amendment # 23, previously filed on February 16, 2010.  Specifically, Registrant has made the following alterations to its registration statement in response to the staff's comments:

1.

Registrant acknowledges that it inadvertently filed PEA # 23 pursuant to Rule 485(a)(2), when it should have filed pursuant to Rule 485(a)(1).  Registrant thanks staff for bringing the error to its attention and for agreeing to treat PEA # 23 as if it had been field correctly for purposes of effectiveness.

2.

The Prospectus has been amended to reflect the actual effective date of April 19, 2010, and all related docu,ments have been likewise amended.

3.

As recommended, the "Expense Example" and "Portfolio Turnover" headings have been deleted from the Prospectus Table of Contents.

4.

As requested, the introductory sentence appearing directly below "Section 1 | Fund Summary" Title.

5.

As requested, the second sentence under "Investment Objective" has been deleted.

6.

As requested, the phrase, "Class R Shares", has been deleted from the Fee Table.

7.

As requested, the last two rows of the "Annual Fund Operating Expenses" table, showing the effects of the Adviser's voluntary fee waiver, have been deleted.

8.

As requested, the footnote appearing directly below the "Annual Fund Operating Expenses" Table, discussing expenses of acquired funds, has been deleted.

9.

As requested, the amounts in the "Expense Example" have been recalculated to reflect gross fund expenses.

10.

As noted, "Temporary Defensive Positions" are not a principal investment strategy of the Fund, so inclusion of a risk disclosure relating to that strategy in the Principal Investment Risk Section is unwarranted.  The disclosure has been deleted.

11.

The repeated title in the Average Annual Return table has been removed.

12.

The disclosure appearing in the "Purchase and Sale of Fund Shares" section has been amended to conform to disclosure elsewhere in the prospectus.

13.

As requested, disclosure to the Back Cover of the prospectus has been added informing investors that copies of relevant documents may be obtained by visiting the Fund's web site.

14.

As requested, the zip code for the Commission has been corrected.

15.

As requested, the Fund's ticker symbol has been added to the cover page of the SAI.

16.

As requested, My Jay Kemmerer and Mr. David Jones have been identified as Interested Directors directly on the Director table.

17.

As requested, a new opinion of counsel has been prepared and is filed as a exhibit to this PEA # 24.

Please direct any comments regarding the Trust’s PEA#24 to me at the above address and phone number.  Thank you for your consideration.

Sincerely,

DAVID JONES & ASSOC., P.C.

/s/  David D. Jones

DAVID D. JONES